RELATED PARTY TRANSACTIONS - Related Party Noteholders (Details) - CLN 2022 - USD ($)	Dec. 31, 2022	Apr. 22, 2022
Disclosure of transactions between related parties [line items]
Principal amount		$ 147,500,000
Associates [member] | Gomez Cayman SPV Limited and its related entity, Cibanco, S.A. Institución de Banca Múltiple (“Cibanco”)
Disclosure of transactions between related parties [line items]
Principal amount	$ 17,889
Associates [member] | Kibbutz Holding S.a.r.l.
Disclosure of transactions between related parties [line items]
Principal amount	14,857
Associates [member] | Guines
Disclosure of transactions between related parties [line items]
Principal amount	8,914
Associates [member] | Ridgeview Holdings LLC
Disclosure of transactions between related parties [line items]
Principal amount	283
Associates [member] | Cobalt Partners, LP
Disclosure of transactions between related parties [line items]
Principal amount	$ 3,537